Consolidated Statement of Financial Position - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Assets
Cash and deposits with financial institutions	[1]	$ 63,577	$ 70,198	$ 63,860
Precious metals		5,971	3,687	2,540
Trading assets
Securities		118,302	126,019	119,912
Loans		7,841	8,048	7,649
Other		2,844	2,641	2,166
Total trading assets		128,987	136,708	129,727
Securities purchased under resale agreements and securities borrowed		192,632	195,258	200,543
Derivative financial instruments		47,937	48,035	44,379
Investment securities		154,291	153,019	152,832
Loans
Residential mortgages		359,792	358,791	350,941
Personal loans		105,953	106,635	106,379
Credit cards		17,224	17,548	17,374
Business and government		280,487	290,188	292,671
Loans and receivables gross		763,456	773,162	767,365
Allowance for credit losses		7,084	6,857	6,536
Loans and receivables		756,372	766,305	760,829
Other
Customers' liability under acceptances, net of allowance		189	207	148
Property and equipment		4,809	4,902	5,252
Investments in associates		5,868	5,940	1,821
Goodwill and other intangible assets		16,089	16,218	16,853
Deferred tax assets		2,950	2,892	2,942
Other assets		35,793	35,782	30,301
Other Assets		65,698	65,941	57,317
Total assets		1,415,465	1,439,151	1,412,027
Deposits
Personal		301,069	303,798	298,821
Business and government		604,307	617,874	600,114
Financial institutions		40,467	44,377	44,914
Deposits	[2]	945,843	966,049	943,849
Financial instruments designated at fair value through profit or loss		39,127	39,594	36,341
Other
Acceptances		190	210	149
Obligations related to securities sold short		36,543	34,855	35,042
Derivative financial instruments		61,933	59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		177,987	182,259	190,449
Subordinated debentures		7,891	8,042	7,833
Other liabilities		59,445	61,874	63,028
Other Liabilities		343,989	347,087	347,761
Total liabilities		1,328,959	1,352,730	1,327,951
Equity
Common shares		22,138	22,136	22,054
Retained earnings		57,965	57,445	57,751
Accumulated other comprehensive income (loss)		(5,191)	(4,789)	(6,147)
Other reserves		(226)	(229)	(68)
Total common equity		74,686	74,563	73,590
Preferred shares and other equity instruments		10,232	10,232	8,779
Total equity attributable to equity holders of the Bank		84,918	84,795	82,369
Non-controlling interests in subsidiaries		1,588	1,626	1,707
Total equity		86,506	86,421	84,076
Total liabilities and equity		$ 1,415,465	$ 1,439,151	$ 1,412,027

[1]	Net of allowances of $3 (January 31, 2025 – $3; October 31, 2024 – $3).
[2]	Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).